Other accounts receivable (Details) - MXN ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Recoverable taxes		$ 143,263	$ 195,242
Employees		81	94
Others		5,497	15,505
Other accounts receivable		148,841	210,841
Non-current [Abstract]
Value added tax recoverable	[1]	0	63,019
Other accounts receivable		$ 148,841	$ 273,860

[1]	As of December 31, 2024, the Value Added Tax (VAT) recovery processes had been prolonged by the tax authorities by extending the recovery periods; during 2025 an improvement was observed in the recovery and accreditation of VAT receivable balances.